Exhibit 99.1

World Omni Auto Receivables Trust 2015-A

Monthly Servicer Certificate

February 28, 2019

Dates Covered
Collections Period	02/01/19 - 02/28/19
Interest Accrual Period	02/15/19 - 03/14/19
30/360 Days	30
Actual/360 Days	28
Distribution Date	03/15/19

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 01/31/19	76,666,904.37	9,404
Yield Supplement Overcollateralization Amount 01/31/19	887,944.58	0
Receivables Balance 01/31/19	77,554,848.95	9,404
Principal Payments	4,743,320.06	198
Defaulted Receivables	125,352.05	10
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 02/28/19	792,223.28	0
Pool Balance at 02/28/19	71,893,953.56	9,196

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	753,141,610.59	39,790

Pool Factor	9.65%

Prepayment ABS Speed	1.00%

Overcollateralization Target Amount	7,224,758.61
Actual Overcollateralization	71,893,953.56

Weighted Average APR	4.24%
Weighted Average APR, Yield Adjusted	5.55%
Weighted Average Remaining Term	22.08

Delinquent Receivables:
Past Due 31-60 days	1,744,278.92	148
Past Due 61-90 days	534,842.75	42
Past Due 91-120 days	52,991.06	3
Past Due 121+ days	0.00	0
Total	2,332,112.73	193

Total 31+ Delinquent as % Ending Pool Balance	3.24%

Recoveries	134,515.49

Aggregate Net Losses/(Gains) - February 2019	(9,163.44)

Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	-0.14%
Prior Net Losses Ratio	1.08%
Second Prior Net Losses Ratio	0.54%
Third Prior Net Losses Ratio	-0.45%
Four Month Average	0.26%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.56%

Flow of Funds	$ Amount

Collections	5,141,348.11
Advances	(5,918.30)
Investment Earnings on Cash Accounts	12,416.72
Reserve Fund Balance	1,806,189.65
Servicing Fee	(64,629.04)
Interest Rate Swap Receipt	0.00
Aggregate Purchase Amount	72,811,528.89
Transfer to Collection Account	0.00
Available Funds	79,700,936.03

Distributions of Available Funds
(1) Class A Interest	79,671.88
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	25,177.00
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	69,442,145.76
(7) Distribution to Certificateholders	10,153,941.39
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	79,700,936.03

Servicing Fee	64,629.04
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	691,410,000.00
Original Class B	14,810,000.00

Total Class A & B
Note Balance @ 02/15/19	69,442,145.76
Principal Paid	69,442,145.76
Note Balance @ 03/15/19	0.00

Class A-1
Note Balance @ 02/15/19	0.00
Principal Paid	0.00
Note Balance @ 03/15/19	0.00
Note Factor @ 03/15/19	0.0000000%

Class A-2a
Note Balance @ 02/15/19	0.00
Principal Paid	0.00
Note Balance @ 03/15/19	0.00
Note Factor @ 03/15/19	0.0000000%

Class A-2b
Note Balance @ 02/15/19	0.00
Principal Paid	0.00
Note Balance @ 03/15/19	0.00
Note Factor @ 03/15/19	0.0000000%

Class A-3
Note Balance @ 02/15/19	0.00
Principal Paid	0.00
Note Balance @ 03/15/19	0.00
Note Factor @ 03/15/19	0.0000000%

Class A-4
Note Balance @ 02/15/19	54,632,145.76
Principal Paid	54,632,145.76
Note Balance @ 03/15/19	0.00
Note Factor @ 03/15/19	0.0000000%

Class B
Note Balance @ 02/15/19	14,810,000.00
Principal Paid	14,810,000.00
Note Balance @ 03/15/19	0.00
Note Factor @ 03/15/19	0.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	104,848.88
Total Principal Paid	69,442,145.76
Total Paid	69,546,994.64

Class A-1
Coupon	0.24000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	0.79000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month Libor	2.48875%
Coupon	2.76875%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	1.34000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-3 Holders	0.00

Class A-4
Coupon	1.75000%
Interest Paid	79,671.88
Principal Paid	54,632,145.76
Total Paid to A-4 Holders	54,711,817.64

Class B
Coupon	2.04000%
Interest Paid	25,177.00
Principal Paid	14,810,000.00
Total Paid to B Holders	14,835,177.00

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.1484649
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	98.3293390
Total Distribution Amount	98.4778039

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0000000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.0000000

A-4 Interest Distribution Amount	0.9438678
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	647.2236200
Total A-4 Distribution Amount	648.1674878

B Interest Distribution Amount	1.7000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	1,000.0000000
Total B Distribution Amount	1,001.7000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 01/31/19	26,401.99
Balance as of 02/28/19	20,483.69
Change	(5,918.30)

Reserve Account
Balance as of 02/15/19	1,806,189.65
Investment Earnings	3,242.80
Investment Earnings Paid	(3,242.80)
Deposit/(Withdrawal)	(1,806,189.65)
Balance as of 03/15/19	0.00
Change	(1,806,189.65)

Required Reserve Amount	0.00